CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Dividend per share	$ 0.675	$ 8.00
Other comprehensive income, tax	$ (6,700)	$ (5,458)	$ 3,546
Executive Deferred Compensation Plan activity, shares distributed	63,773	128,527	73,379
Common stock shares issued	21,275,000
Stock options exercised, related tax benefits	218,872	738,507	124,288
Purchase of stock at cost, shares		44,392	33,098
Common Stock [Member]
Common stock shares issued	21,275,000
Stock options exercised, related tax benefits		738,507
Additional Paid - in Capital [Member]
Executive Deferred Compensation Plan activity, shares distributed	63,773	128,527	73,379
Stock options exercised, related tax benefits	218,872	738,507	124,288
Retained Deficit [Member]
Cash Dividend per share	$ 0.675	$ 8.00
Treasury Stock [Member]
Purchase of stock at cost, shares		44,392	33,098
Accumulated Other Comprehensive Income (Loss) [Member]
Other comprehensive income, tax	$ (6,700)	$ (5,458)	$ 3,546